UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayground Cove Asset Management LLC
Address: 1370 6th Avenue, 28th Floor

         New York, NY  10019

13F File Number:  28-11227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jason Ader
Title:     Portfolio Manager
Phone:     212-445-7800

Signature, Place, and Date of Signing:

     /s/ Jason Ader     New York, NY     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $103,425 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
India Hospitality Corp                          B40Z3X6GB     9439  9631800 SH       SOLE                  9631800        0        0
INDIA HOSPITALITY CORP                          B41S141GB      127 12720963 SH       SOLE                 12720963        0        0
WESTERN LIBERTY BANCORP                         961443116     6223 13828023 SH       SOLE                 13828023        0        0
AETNA INC NEW                  COM              00817Y108     8124   231395 SH       SOLE                   231395        0        0
BOEING CO                      COM              097023105     5340    73538 SH       SOLE                    73538        0        0
COSTCO WHSL CORP NEW           COM              22160K105     5315    89014 SH       SOLE                    89014        0        0
DELL INC                       COM              24702R101     7777   517783 SH       SOLE                   517783        0        0
EDISON INTL                    COM              281020107     8330   243787 SH       SOLE                   243787        0        0
ELECTRONIC ARTS INC            COM              285512109     7465   400055 SH       SOLE                   400055        0        0
FEDEX CORP                     COM              31428X106     5500    58885 SH       SOLE                    58885        0        0
HARLEY DAVIDSON INC            COM              412822108     5387   191915 SH       SOLE                   191915        0        0
LEGG MASON INC                 COM              524901105     5108   178170 SH       SOLE                   178170        0        0
LEXMARK INTL NEW               CL A             529771107     5456   151214 SH       SOLE                   151214        0        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     7729   261825 SH       SOLE                   261825        0        0
PFIZER INC                     COM              717081103     8146   474975 SH       SOLE                   474975        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     7959   243607 SH       SOLE                   243607        0        0